Davis Malm & D’Agostine, P.C. One Boston Place, 37th Floor Boston, MA 02108 (617) 367-2500

October 6, 2009

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, DC 20549

Re:         Clean Harbors, Inc.

Exchange Act File No. 001-34223

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Clean Harbors, Inc. (the “Company”), there is herewith transmitted electronically for filing:

(i)                                     a registration statement on Form S-4 (the “Exchange Offer Registration Statement”) relating to a proposed exchange offer (the “Exchange Offer”) under which the Company will offer to exchange up to $300.0 million of 7 5/8% Senior Secured Notes due 2016 (the “Exchange Notes”) for the $300.0 million principal amount of 7 5/8% Senior Secured Notes due 2016 which are now outstanding (the “Old Notes”); and

(ii)                                  a letter to the Commission from James M. Rutledge, Executive Vice President and Chief Financial Officer of the Company, confirming certain representations which the Company is making in connection with the Exchange Offer based upon the no-action letters from the Commission’s staff described in such letter.

The Company is a large accelerated filer under the Securities Exchange Act of 1934 whose shares of common stock are traded on The New York Stock Exchange under the symbol “CLH.”  The Company issued the Old Notes in a private placement which was completed on August 14, 2009. In connection with the issuance of the Old Notes, the Company entered into a Registration Rights Agreement dated as of August 14, 2009 (the “Registration Rights Agreement”) with Goldman Sachs & Co., Banc of America Securities LLC, and Credit Suisse Securities (USA) LLC, as the Initial Purchasers of the Old Notes. Under the Registration Rights Agreement, the Company agreed to file the Exchange Offer Registration Statement with the Commission and to make the Exchange Offer to the holders of the Old Notes as soon as the Exchange Offer Registration Statement is declared effective. The terms of the Exchange Notes are substantially identical in an all material respects to the Old Notes except that the Exchange Notes will not contain transfer restrictions and will not provide for additional interest in the event that the Company should fail to satisfy its obligations under the Registration Rights Agreement on a timely basis.

In order to facilitate the Company’s planning of the Exchange Offer, the Company requests that the Commission’s staff advise by a telephone call (to 617-367-2500) to either the undersigned or Michael Malm of this firm whether or not the Commission’s staff will review and provide comments with respect to this filing. Thank you for your assistance.

Very truly yours,

/s/ John D. Chambliss
John D. Chambliss

cc:	James M. Rutledge, Executive Vice President and Chief Financial Officer
C. Michael Malm, Esq.